Segment Information - Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents (Details) - USD ($)	3 Months Ended			6 Months Ended			12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Mar. 31, 2024	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Revenues	$ 1,853,000	$ 1,331,000		$ 3,268,000	$ 2,591,000		$ 5,707,000	$ 4,155,000
Cost of revenues	304,000	213,000		496,000	409,000		866,000	782,000
R&D expenses- excluding stock-based compensation expenses	2,060,000	1,840,000		7,568,000	3,691,000		6,894,000	4,653,000
S&M expenses- excluding stock-based compensation expenses	1,304,000	1,456,000		2,559,000	3,192,000		5,696,000	3,316,000
G&A expenses- excluding stock-based compensation expenses	1,305,000	1,241,000		7,589,000	2,756,000		4,221,000	4,602,000
Operating loss	(3,120,000)	(3,419,000)		(14,944,000)	(7,457,000)		11,970,000	9,198,000
Net loss	(3,439,000)	(2,446,000)	$ (15,610,000)	(14,209,000)	(5,760,000)		(12,819,000)	(15,610,000)
Cash and cash equivalents	794,000	183,000		794,000	183,000	$ 927,000	294,000	927,000
TRAILBLAZER HOLDINGS, INC. [Member]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Operating loss						(53,820)	(156,348)
Net loss						(53,820)	(156,348)
Chief Operating Decision Maker [Member]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Revenues	1,853,000	1,331,000		3,268,000	2,591,000		5,707,000	4,155,000
Cost of revenues	304,000	213,000		496,000	409,000		866,000	782,000
R&D expenses- excluding stock-based compensation expenses	1,922,000	1,510,000		4,737,000	2,825,000		5,800,000	4,076,000
S&M expenses- excluding stock-based compensation expenses	1,308,000	1,277,000		2,470,000	2,787,000		5,141,000	3,265,000
G&A expenses- excluding stock-based compensation expenses	1,216,000	884,000		5,069,000	1,772,000		2,846,000	3,679,000
Stock based compensation expenses	223,000	866,000		5,440,000	2,255,000		3,024,000	1,551,000
Operating loss	3,120,000	3,419,000		14,944,000	7,457,000		11,970,000	9,198,000
Finance expenses (income)	255,000	992,000		799,000	1,716,000		335,000	6,182,000
Interest expense							493,000	216,000
Taxes on Income	64,000	19,000		64,000	19,000		21,000	14,000
Net loss	3,439,000	2,446,000		14,209,000	5,760,000		12,819,000	15,610,000
Cash and cash equivalents	$ 794,000	$ 183,000		$ 794,000	$ 183,000	927,000	294,000	$ 927,000
Chief Operating Decision Maker [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Schedule of CODM is also Regularly Provided with Information on Significant Expenses and Cash and Cash Equivalents [Line Items]
Operating expenses						$ 53,820	$ 156,348